Summary of Significant Accounting Policies: Research and Development (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		34 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Details
Research and development costs	$ 125,011	$ 43,636	$ 191,583	$ 94,184	$ 202,703	$ 134,296	$ 415,001